Hedge accounting (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 356,851	R$ 282,444
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(2,156)	684	R$ (34)
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Nominal Value	19,363	19,208
Hedging instrument, assets	6,640	5,655
Hedging instrument, liabilities	2,068	407
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes	(17,428)	(14,210)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(17,404)	(13,986)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(24)	(224)
Reclassification adjustments on cash flow hedges, net of tax	(1)	32
Ddi Futures Contracts [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	5,234	2,109
Hedging instrument, assets	21	10
Hedging instrument, liabilities
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes	(6,093)	(5,638)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(6,053)	(5,596)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(40)	(42)
Reclassification adjustments on cash flow hedges, net of tax		136
Non Deliverable Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	7,933	12,539
Hedging instrument, assets	129	120
Hedging instrument, liabilities	107	57
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes	(2,640)	(4,951)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(2,610)	(4,733)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(30)	(218)
Reclassification adjustments on cash flow hedges, net of tax	(1)	(104)
Financial Assets Held For Hedging [Member]
IfrsStatementLineItems [Line Items]
Nominal Value	6,196	4,560
Hedging instrument, assets	6,490	5,525
Hedging instrument, liabilities	1,961	350
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectivenes	(8,695)	(3,621)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(8,741)	(3,657)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	46	36
Reclassification adjustments on cash flow hedges, net of tax